UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2012 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)
Equity - Equity Funds 30.6%
DWS Capital Growth Fund "Institutional" (a)	47,052	2,642,417
DWS Core Equity Fund "Institutional" (a)	263,118	4,320,396
DWS Diversified International Equity Fund "Institutional" (a)	367,462	2,168,029
DWS Dreman Mid Cap Value Fund "Institutional" (a)	80,198	852,509
DWS Dreman Small Cap Value Fund "Institutional" (a)	30,230	1,019,354
DWS EAFE Equity Index Fund "Institutional" (a)	110,290	1,147,021
DWS Emerging Markets Equity Fund "Institutional" (a)	69,002	998,465
DWS Equity 500 Index Fund "Institutional" (a)	40,651	6,063,156
DWS Equity Dividend Fund "Institutional" (a)	84,615	2,777,918
DWS Global Thematic Fund "Institutional" (a)	50,054	1,000,571
DWS Small Cap Growth Fund "Institutional"* (a)	35,826	817,195
DWS Technology Fund "Institutional"* (a)	58,720	884,327

Total Equity - Equity Funds (Cost $24,551,740)		24,691,358
Equity - Exchange-Traded Funds 5.0%
iShares MSCI Australia Index Fund	4,350	90,306
iShares MSCI Canada Index Fund	30,442	770,791
iShares MSCI Italy Index Fund	55,398	560,628
iShares MSCI Japan Index Fund	10,705	95,167
iShares MSCI United Kingdom Index Fund	96,630	1,502,597
Vanguard FTSE All World ex-U.S. Small-Cap Fund	13,117	1,024,569

Total Equity - Exchange-Traded Funds (Cost $4,536,327)		4,044,058
Fixed Income - Bond Funds 62.6%
DWS Core Fixed Income Fund "Institutional" (a)	1,863,747	18,469,733
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	246,361	805,601
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	78,734	808,596
DWS Enhanced Global Bond Fund "S" (a)	572,033	5,748,934
DWS Global Inflation Fund "Institutional" (a)	294,600	3,284,792
DWS High Income Fund "Institutional" (a)	602,915	2,833,700
DWS U.S. Bond Index Fund "Institutional" (a)	1,669,010	18,459,249

Total Fixed Income - Bond Funds (Cost $51,219,691)		50,410,605
Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $823,165)	86,095	815,317
Fixed Income - Money Market Fund 0.7%
Central Cash Management Fund, 0.14% (a) (b) (Cost $577,613)	577,613	577,613

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $81,708,536) †	99.9	80,538,951
Other Assets and Liabilities, Net	0.1	44,557

Net Assets	100.0	80,583,508

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $82,688,954.  At May 31, 2012, net unrealized depreciation for all securities based on tax cost was $2,150,003. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,899,953 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,049,956.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$24,691,358	$—	$—	$24,691,358
Exchange-Traded Funds	4,044,058	—	—	4,044,058
Bond Funds	50,410,605	—	—	50,410,605
Market Neutral Fund	815,317	—	—	815,317
Money Market Funds	577,613	—	—	577,613
Total	$80,538,951	$—	$—	$80,538,951

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 24, 2012